Schedule of Investments (unaudited)	iShares® International Select Dividend ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 9.1%
APA Group	3,527,134	$23,727,460
BHP Group Ltd.	5,453,240	169,715,007
Fortescue Metals Group Ltd.	5,943,036	87,366,936
Harvey Norman Holdings Ltd.	5,392,202	13,718,101
JB Hi-Fi Ltd.	1,936,897	59,570,751
Magellan Financial Group Ltd.	2,623,479	16,491,171
Perpetual Ltd.	1,915,541	31,798,643
Super Retail Group Ltd.	2,952,178	24,502,092
Viva Energy Group Ltd.(a)	5,983,264	12,694,012
		439,584,173
Austria — 0.4%
Oesterreichische Post AG(b)	557,604	20,340,988

Belgium — 2.8%
Ageas SA/NV	2,701,904	114,380,371
Proximus SADP	2,916,363	22,359,110
		136,739,481
Canada — 10.4%
Bank of Nova Scotia (The)	2,155,469	108,537,627
Birchcliff Energy Ltd.(b)	3,269,230	19,536,293
Canadian Utilities Ltd., Class A, NVS	1,827,389	45,509,767
Emera Inc.	1,832,188	74,321,265
Great-West Lifeco Inc.	2,043,457	61,629,913
IGM Financial Inc.	1,401,128	43,660,069
Labrador Iron Ore Royalty Corp.	1,250,068	30,013,387
Manulife Financial Corp.	1,935,861	38,698,135
Peyto Exploration & Development Corp.	3,098,856	26,743,246
Power Corp. of Canada	1,906,147	54,004,969
		502,654,671
Denmark — 2.4%
AP Moller - Maersk A/S, Class A	54,525	109,629,334
D/S Norden A/S	149,026	7,465,309
		117,094,643
Finland — 2.1%
Fortum OYJ	5,434,457	73,567,573
Metsa Board OYJ, Class B	3,123,990	25,203,935
		98,771,508
France — 5.3%
ALD SA(a)	1,974,954	20,982,863
Bouygues SA	1,726,653	61,851,373
Nexity SA	921,579	15,604,503
Orange SA	2,025,623	22,897,308
Rubis SCA	1,741,148	42,933,822
TotalEnergies SE	1,496,938	90,948,724
		255,218,593
Germany — 1.5%
Freenet AG	428,394	10,604,110
Hapag-Lloyd AG(a)(b)	118,735	27,112,371
Mercedes-Benz Group AG	421,964	33,699,275
		71,415,756
Hong Kong — 6.5%
CK Hutchison Holdings Ltd.	13,123,500	80,936,912
CK Infrastructure Holdings Ltd.	10,621,000	56,284,307
Henderson Land Development Co. Ltd.	15,141,000	46,803,378
Hysan Development Co. Ltd.	11,580,000	27,363,040
Kerry Properties Ltd.	10,493,500	22,686,558
New World Development Co. Ltd.	20,783,750	51,397,599
Security	Shares	Value

Hong Kong (continued)
PCCW Ltd.	22,338,000	$11,421,406
VTech Holdings Ltd.	2,713,400	16,921,743
		313,814,943
Israel — 1.8%
ICL Group Ltd.	12,698,151	84,550,500

Italy — 7.0%
A2A SpA	7,103,920	13,553,985
Anima Holding SpA(a)	4,274,691	16,471,165
Azimut Holding SpA	2,096,281	49,498,577
Enel SpA	7,929,812	54,677,614
Eni SpA	7,577,920	115,691,100
Italgas SpA	6,060,848	35,709,560
Snam SpA	6,213,566	32,663,251
UnipolSai Assicurazioni SpA	7,149,212	18,371,649
		336,636,901
Japan — 7.9%
Haseko Corp.	1,736,800	22,611,025
Mitsui OSK Lines Ltd.	5,434,300	140,486,489
MS&AD Insurance Group Holdings Inc.	1,538,300	57,214,474
Nippon Yusen KK	4,954,600	120,526,389
Sojitz Corp.	1,606,080	38,131,976
		378,970,353
Netherlands — 2.8%
Flow Trades Ltd., NVS	594,198	12,929,221
NN Group NV	2,309,841	88,547,582
SBM Offshore NV	2,424,852	35,228,183
		136,704,986
New Zealand — 1.2%
Spark New Zealand Ltd.	17,518,049	56,400,160

Norway — 2.8%
Norsk Hydro ASA	1,945,368	12,741,029
Yara International ASA	3,036,070	123,999,095
		136,740,124
Singapore — 0.4%
Golden Agri-Resources Ltd.	105,082,100	19,787,914

South Korea — 7.8%
BNK Financial Group Inc.	3,082,231	16,346,846
DB Insurance Co. Ltd.	934,589	55,262,587
DGB Financial Group Inc.	2,686,039	15,403,785
Hana Financial Group Inc.	2,480,709	76,444,283
Industrial Bank of Korea.	3,080,786	25,116,372
KB Financial Group Inc.	1,877,984	75,215,878
Samsung Securities Co. Ltd.	1,209,892	34,071,483
Shinhan Financial Group Co. Ltd.	1,818,208	50,043,066
Woori Financial Group Inc.	3,129,905	28,604,733
		376,509,033
Spain — 7.4%
ACS Actividades de Construccion y Servicios SA	3,501,777	122,487,740
Cia. de Distribucion Integral Logista Holdings SA	1,199,204	33,367,932
Enagas SA	3,174,475	56,335,895
Mapfre SA	3,584,321	7,449,861
Naturgy Energy Group SA	2,301,930	70,187,494
Redeia Corp. SA	3,185,922	53,286,649
Telefonica SA	3,797,994	16,182,352
		359,297,923

Schedule of Investments (unaudited) (continued)	iShares® International Select Dividend ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden — 1.5%
Samhallsbyggnadsbolaget i Norden AB(b)	20,978,197	$9,070,667
Telia Co. AB	29,895,571	64,245,026
		73,315,693
Switzerland — 2.0%
Swiss Re AG	184,197	19,218,985
Zurich Insurance Group AG	162,142	78,395,414
		97,614,399
United Kingdom — 14.5%
abrdn PLC	3,542,318	10,541,825
Ashmore Group PLC	3,686,893	9,777,108
British American Tobacco PLC	4,146,967	139,454,624
Centamin PLC	3,527,200	4,355,225
IG Group Holdings PLC	3,091,166	28,088,147
Jupiter Fund Management PLC	3,327,835	4,885,194
Legal & General Group PLC	4,061,234	12,170,969
National Grid PLC	2,801,314	37,130,893
Persimmon PLC	6,697,271	99,567,821
Phoenix Group Holdings PLC	4,422,546	31,245,811
Rio Tinto PLC	3,870,252	255,814,821
SSE PLC	2,800,805	60,562,175
Vodafone Group PLC	4,486,203	4,267,544
		697,862,157
Total Common Stocks — 97.6%
(Cost: $4,978,182,944)		4,710,024,899

Preferred Stocks

Germany — 0.1%
Schaeffler AG, Preference Shares, NVS	430,518	2,745,397

South Korea — 1.1%
Hyundai Motor Co., Series 2, Preference Shares, NVS	655,559	55,759,649

Total Preferred Stocks — 1.2%
(Cost: $51,026,910)		58,505,046

Total Long-Term Investments — 98.8%
(Cost: $5,029,209,854)		4,768,529,945
Security	Shares	Value

Short-Term Securities

Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.42%(c)(d)(e)	40,592,605	$40,604,783
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.22%(c)(d)	5,760,000	5,760,000

Total Short-Term Securities — 1.0%
(Cost: $46,351,016)		46,364,783

Total Investments — 99.8%
(Cost: $5,075,560,870)		4,814,894,728

Other Assets Less Liabilities — 0.2%		12,059,215
Net Assets — 100.0%		$4,826,953,943

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/23	Shares Held at 07/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$68,492,998	$—		$(27,891,872	)(a)	$5,565	$(1,908)	$40,604,783	40,592,605	$2,722,470	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,300,000	1,460,000	(a)	—		—	—	5,760,000	5,760,000	109,819		—
						$5,565	$(1,908)	$46,364,783		$2,832,289		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® International Select Dividend ETF
July 31, 2023

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	161	09/15/23	$7,954	$165,784
FTSE 100 Index	171	09/15/23	16,879	298,053
SPI 200 Index	72	09/21/23	8,928	224,413
				$688,250

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long	Monthly	Goldman Sachs Bank USA(b)	08/19/26	$11,221,850	$916,307	(c)	$11,352,345	0.2%
	Monthly	HSBC Bank PLC(d)	02/10/28	4,146,762	324,107	(e)	4,252,316	0.1
	Monthly	JPMorgan Chase Bank NA(f)	02/08/24	7,977,955	629,734	(g)	8,186,170	0.2
					$1,870,148		$23,790,831

(a)	The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
(c)	Amount includes $785,812 of net dividends and financing fees.
(e)	Amount includes $218,553 of net dividends, payable for referenced securities purchased and financing fees.
(g)	Amount includes $421,519 of net dividends, payable for referenced securities purchased and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)	(f)
Range:	45 basis points	45 basis points	40 basis points
Benchmarks:	EUR - 1D Euro Short Term Rate (ESTR)	EUR - 1D Euro Short Term Rate (ESTR)	EUR - 1D Euro Short Term Rate (ESTR)

Schedule of Investments (unaudited) (continued)	iShares® International Select Dividend ETF
July 31, 2023

The following table represents the individual long positions and related values of equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination date August 19, 2026.

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks
Spain
Enagas SA	639,694	$11,352,345	100.0%
Net Value of Reference Entity — Goldman Sachs Bank USA		$11,352,345

The following table represents the individual long positions and related values of equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date February 10, 2028.

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks
Spain
Enagas SA	239,614	$4,252,316	100.0%
Net Value of Reference Entity — HSBC Bank PLC		$4,252,316

The following table represents the individual long positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA as of period end, termination date February 8, 2024.

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks
Spain
Enagas SA	461,283	$8,186,170	100.0%
Net Value of Reference Entity — JPMorgan Chase Bank NA		$8,186,170

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$515,583,892	$4,194,441,007	$—	$4,710,024,899
Preferred Stocks	—	58,505,046	—	58,505,046

Schedule of Investments (unaudited) (continued)	iShares® International Select Dividend ETF
July 31, 2023

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$46,364,783	$—	$—	$46,364,783
	$561,948,675	$4,252,946,053	$—	$4,814,894,728
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$2,558,398	$—	$2,558,398

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares